Equity settled share-based payments	12 Months Ended
Jun. 30, 2023
Equity settled share-based payments
Equity settled share-based payments

27 Equity settled share-based payments

The Group has adopted share-based compensation arrangements to incentivize outstanding performance. Pursuant to the 2020 Share Incentive Plan, as amended in June 2022, restricted shares, options, restricted share units or other approved awards may be granted to the Group’s employees, directors, and consultants.

As at June 30, 2022, the maximum aggregate number of shares that could be issued under the 2020 Share Incentive Plan was 92,586,048. In October 2022, 6,187,636 repurchased shares were transferred to special purpose vehicles and reserved for future grants of share awards under the 2020 Share Incentive Plan (Note 26(b)(v)).

As at June 30, 2023, the maximum aggregate number of shares that could be issued under the 2020 Share Incentive Plan was 98,773,684.

The 2020 Share Incentive Plan will remain in effect for a period of 103 months, commencing on January 7, 2020, unless terminated earlier by the Company’s board of directors.

(a) Share awards

On August 27, 2018, the board of directors approved the grant of restricted shares of the Company to certain employees of the Group. Some of the restricted shares granted were immediately vested upon grant, while the remaining shares will vest according to individual vesting schedules ranging from two to four years from the grant date. The vesting is conditional upon employees remaining in service throughout a specified period (“Specified Service Period”) without any performance requirements.

If employees leave the Group before a qualified IPO takes place, the awarded shares will be forfeited. The forfeited shares will be repurchased by a shareholder designated by the Group at the original exercise price, and with an additional 10% per annum interest, where applicable. As such, the actual vesting period of the restricted shares is dependent on the occurrence of an IPO. The Group considered that an IPO was probable to occur and has recognized the share-based compensation expenses over the estimated actual vesting period, which is based on the estimate of when an IPO will occur or the Specified Service Period, whichever is longer.

Movements in the number of restricted shares granted to employees and the respective weighted-average grant date fair values are as follows:

			Weighted-
		Weighted-	average
		average	grant date
		exercise price	fair value
	Number of	US$ per	US$ per
	restricted	restricted	restricted
	shares	share	share
Outstanding as of July 1, 2020	79,224,019	0.036	7.67
Vested during the year	(71,132,744)	0.036	7.67
Forfeited during the year	(2,335,487)	0.036	7.67

Outstanding as of June 30, 2021	5,755,788	0.036	7.67

Outstanding as of July 1, 2021	5,755,788	0.036	7.67
Vested during the year	(2,114,000)	0.036	7.67
Forfeited during the year	(1,101,368)	0.036	7.67

Outstanding as of June 30, 2022	2,540,420	0.036	7.67

Outstanding as of July 1, 2022	2,540,420	0.036	7.67
Vested during the year	(2,496,668)	0.036	7.67
Forfeited during the year	(43,752)	0.036	7.67

Outstanding as of June 30, 2023	—	—	—

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for these share awards granted to the Group’s employees were RMB155,171,000, RMB5,067,000 and RMB613,000 for the years ended June 30, 2021, 2022 and 2023, respectively.

(b) Share options

The board of directors approved the grants of share options to purchase ordinary shares of the Company to certain employees of the Group on January 16, 2020 and September 27, 2020.

Each of 20% of the above options granted will vest on the 1st trading day following each of the 1st, 2nd, 3rd, 4th and 5th anniversary of the grant date, respectively, on the condition that employees remain in service without any performance requirements. The options lapse on the tenth anniversary of the grant date.

The option activities during the years ended June 30, 2021, 2022 and 2023 are summarized as follows:

			Weighted-
		Weighted-	average
	Number of	average	grant date
	options	exercise price	fair value
		US$ per share	US$ per share
Outstanding at July 1, 2020	11,014,000	0.036	3.08
Granted	4,703,500	0.036	4.89
Exercised	(747,664)	0.036	3.08
Forfeited	(2,569,000)	0.036	3.10
Outstanding at June 30, 2021	12,400,836	0.036	3.71
Exercisable at June 30, 2021	1,128,336	0.036	3.08
Non-vested at June 30, 2021	11,272,500	0.036	3.78

Outstanding at July 1, 2021	12,400,836	0.036	3.71
Exercised	(1,783,180)	0.036	3.64
Forfeited	(1,699,164)	0.036	4.01
Outstanding at June 30, 2022	8,918,492	0.036	3.67

Exercisable at June 30, 2022	1,888,574	0.036	3.39
Non-vested at June 30, 2022	7,029,918	0.036	3.74

Outstanding at July 1, 2022	8,918,492	0.036	3.67
Exercised	(1,376,096)	0.035	3.90
Forfeited	(1,841,000)	0.036	3.33

Outstanding at June 30, 2023	5,701,396	0.036	3.72
Exercisable at June 30, 2023	2,114,496	0.036	3.36
Non-vested at June 30, 2023	3,586,900	0.036	3.94

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for the above options granted to the Group’s employees were RMB126,148,000, RMB77,768,000 and RMB33,306,000 for the years ended June 30, 2021, 2022 and 2023, respectively.

(c) Restricted share units

In October 2022, the board of directors approved the grant of restricted shares units (“RSUs”) to purchase 143,436 ordinary shares of the Company to an independent non-executive director of the Group at nil purchase price. The RSUs were divided into two tranches. The first tranche immediately vested on the grant date, and the remaining tranche will vest in one year from the grant date, on the condition that director remain in service without any performance conditions.

The board of directors also approved the grant of RSUs to purchase 1,333,360 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of US$0.036 per share during the year ended June 30, 2023. These RSUs were divided into three to five tranches. Certain portions of these RSUs were immediately vested on the grant date, and the remaining tranches will vest based on individual vesting schedules ranging from two to four years from the grant dates, on the condition that the employees remain in service without any performance conditions.

In addition, the board of directors approved the grant of RSUs to purchase 5,084,800 ordinary shares of the Company to an employee of the Group at purchase price of US$0.036 per share in March 2023. Each of 20% of these RSUs granted will vest on the 1st trading day following each of the 1st, 2nd, 3rd, 4th and 5th anniversary of the grant date, on the condition that the employee remains in service and has fulfilled the respective annual net profit targets for the department which the employee is in charge of in each of the calendar years of 2023, 2024, 2025, 2026 and 2027.

Movements in the number of RSUs granted and the respective weighted-average grant date fair values are as follows:

			Weighted-average
		Weighted-average	grant date
	Number of	purchase price	fair value
	RSUs	US$per RSU	US$per RSU

Outstanding as of July 1, 2022	—	—	—
Granted	6,561,596	0.035	4.12
Vested	(288,336)	0.026	2.42
Forfeited	(107,800)	0.036	2.89
Outstanding as of June 30, 2023	6,165,460	0.036	4.22

  The fair value of RSUs was determined with reference to the market prices of the Company’s ordinary shares at the respective grant dates.

The fair value of RSUs granted during the year ended June 30, 2023 was US$27,004,000 (equivalent to RMB186,116,000) in aggregate. Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for aforementioned RSUs granted were RMB28,963,000 for the year ended June 30, 2023.